Convertible loans (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Schedule of key inputs used for valuation	Key inputs for the valuations as of June 30, 2021 and December 31, 2020 were as follows:

	As of
	June 30, 2021	December 31, 2020
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	24.35	32.01
Risk-free interest rate	0.6%	0.3%
Expected volatility (2)	70%	90%
Expected term	46 months	52 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.0%	13.3%
(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
(2) The expected volatility utilized for the June 30, 2021 valuation decreased from that used in the December 31, 2020 valuation due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the June 30, 2021 valuation.
Key inputs for the valuation as of April 23, 2021 (prior to FDA approval of ZYNLONTA) and December 31, 2020 were as follows:

	As of
	April 23, 2021	December 31, 2020
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50	28.50
Forced conversion price, in USD (2)	78.38	78.38
Share price in USD (3)	24.85	32.01
Risk-free interest rate	0.6%	0.3%
Expected volatility	90%	90%
Expected term	1 month	5 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	7.7%	7.4%
(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
(3) The Company utilized the opening share price on April 23, 2021 for the valuation of the derivative immediately prior to FDA approval of ZYNLONTA.

	As of
	June 30, 2021	April 23, 2021
Exercise price in USD (1)	28.07	28.50
Forced conversion price, in USD (2)	77.19	78.38
Share price in USD (3)	24.35	23.25
Risk-free interest rate	0.6%	0.6%
Expected volatility	70%	75%
Expected term	46 months	48 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.0%	6.3%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. The conversion price for the second tranche of the convertible notes as of June 30, 2021 was based on 120% of the average of the volume-weighted average process of the Company’s shares on each of the 15 trading days prior to the disbursement date, while the conversion price as of April 23, 2021 was based on 150% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.

(3) The Company utilized the closing share price on April 23, 2021 for the valuation of the embedded conversion option derivative after FDA approval of ZYNLONTA.

Schedule of borrowings	Transaction costs associated with the convertible loan were allocated to the embedded conversion option derivative and residual loan as follows:

in KUSD	Embedded derivative	Residual loan	Total
Gross proceeds	27,797	37,203	65,000
Less: transaction costs	(1,571)	(2,102)	(3,673)
Net	26,226	35,101	61,327